Share-Based Compensation (Details)							12 Months Ended
	Nov. 10, 2025 $ / shares shares	Nov. 10, 2025 $ / shares shares	Nov. 18, 2024 shares	Oct. 17, 2024 shares	Dec. 01, 2023 shares	Nov. 16, 2023 shares	Dec. 31, 2025 SGD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Share-Based Compensation [Line Items]
Reverse share split description			8-for-1	8-for-1	8-for-1	8-for-1
Share-based compensation expense							$ 1,185,727	$ 922,099
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Shares granted after reverse share split			214,704	187,500	1,250,000	50,000,000
Reverse share split description	8-for-1	8-for-1
Fair value shares granted | (per share)	$ 0.5298	$ 4.2384
External Consultants One [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Number of shares granted	755,702	755,702
Shares granted after reverse share split	94,375	94,375
Reverse share split description	8-for-1	8-for-1
External Consultants Two [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Number of shares granted	528,501	528,501
Shares granted after reverse share split	66,063	66,063
Reverse share split description	8-for-1	8-for-1
External Consultants Three [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Number of shares granted	424,126	424,126
Shares granted after reverse share split	54,266	54,266
Reverse share split description	8-for-1	8-for-1
External Consultants [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Number of shares granted							1,717,629	1,717,629
Shares granted after reverse share split							214,704	214,704
Reverse share split description							8-for-1	8-for-1